Derivative And Financial Instruments (Fair Value Applicable to Income Statement) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gains (losses) recognized in income	$ (4,730)	$ 5,403	$ (8,805)	$ 777	$ (1,551)	$ 14,640
Oil and Liquids Sales [Member] | Unrealized Commodity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gains (losses) recognized in income					(1,486)	15,701
Interest Expense [Member] | Realized Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gains (losses) recognized in income		(19)		(65)	(65)	(1,061)
Oil And Natural Gas Sales [Member] | Unrealized Commodity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gains (losses) recognized in income	$ (4,730)	$ 5,422	$ (8,805)	$ 842